Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Aggregate Bond Index(reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.30%	(0.36%)	2.01%
Bloomberg US Corporate High Yield 2% Issuer Capped Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	8.62%	4.50%	6.52%
Lipper High Yield Funds Average[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]	8.03%	4.14%	5.66%
A
Prospectus [Line Items]
Average Annual Return, Percent		3.12%	2.60%	4.98%
A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.90%	0.41%	2.70%
A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.80%	0.99%	2.80%
C
Prospectus [Line Items]
Average Annual Return, Percent		5.99%	2.72%	4.78%
IS
Prospectus [Line Items]
Average Annual Return, Percent		8.12%	3.82%	5.69%
R6
Prospectus [Line Items]
Average Annual Return, Percent		8.29%	3.86%	5.70%

[1]	The Bloomberg US Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market.
[2]	The Bloomberg US Corporate High Yield 2% Issuer Capped Index is an issuer-constrained version of the Bloomberg US Corporate High Yield Index that measures the market of USD-denominated, noninvestment-grade, fixed-rate, taxable corporate bonds. The index follows the same rules as the uncapped index but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro rata basis.
[3]	Lipper figures represent the average of the total returns reported by all mutual funds designated by Lipper, Inc., as falling into the respective category and is not adjusted to reflect any sales charges.